Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net

8.    Intangible assets, net

Intangible assets consist of the following:

	As of December 31, 2024
	Weighted
	average	Gross		Net
	amortization	carrying	Accumulated	carrying
	period	amount	amortization	amount
	Years	RMB	RMB	RMB
	(in thousands)

Software	4.7	44,685	(32,981)	11,704
Customer relationship	10	7,735	(4,137)	3,598
Trademarks	10	743	(398)	345
Patent right	10	357	(73)	284
Total	5.6	53,520	(37,589)	15,931

	As of December 31, 2025
	Weighted
	average	Gross		Net
	amortization	carrying	Accumulated	carrying
	period	amount	amortization	amount
	Years	RMB	RMB	RMB
	(in thousands)

Software	5.1	57,047	(38,847)	18,200
Customer relationship	10.0	7,735	(4,911)	2,824
Trademarks	10.0	576	(123)	453
Patent right	10.0	482	(88)	394
Total	5.8	65,840	(43,969)	21,871

Amortization expenses recognized for the years ended December 31, 2023, 2024 and 2025 were RMB8,856 thousand, RMB7,555 thousand and RMB7,037 thousand, respectively. No impairment charge was recognized for any of the periods presented.

As of December 31, 2025, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	Year ended December 31,
					2030 and
	2026	2027	2028	2029	thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB
	(in thousands)

Amortization expenses	6,403	4,484	3,742	2,979	4,263	21,871